Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt
Schedule of Debt

Years Ending December 31,		Total	(a)
2013		$44,457
2014		102,569
2015	(b)	301,905
2016		246,664
2017		636,196
Thereafter through 2031		460,301
		1,792,092
Unamortized discount, net	(c)	(4,912)
Total		$1,787,180